Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets
summary of changes to the goodwill carrying value

Goodwill as of December 31, 2018	$174,204
Business combinations (Zentrick and Ad‑Juster)	53,181
Foreign exchange impact	(36)
Goodwill as of December 31, 2019	$227,349

Schedule of intangible assets and related accumulated amortization

	September 30, 2021			December 31, 2020
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
(in thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Trademarks and brands	11,736	(3,200)	8,536	11,690	(2,562)	9,128
Customer relationships	109,301	(34,194)	75,107	102,220	(27,720)	74,500
Developed technology	65,599	(31,604)	33,995	63,210	(25,128)	38,082
Non-compete agreements	69	(2)	67	—	—	—
Total intangible assets	$186,705	$(69,000)	$117,705	$177,120	$(55,410)	$121,710

	As of December 31, 2020			As of December 31, 2019
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
(in thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Trademarks and brands	11,690	(2,562)	9,128	11,690	(1,718)	9,972
Customer relationships	102,220	(27,720)	74,500	102,220	(19,148)	83,072
Developed Technology	63,210	(25,128)	38,082	63,184	(16,607)	46,577
Total intangible assets	$177,120	$(55,410)	$121,710	$177,094	$(37,473)	$139,621

(In years)
Trademarks and brands	11
Customer relationships	9
Developed Technology	5

Schedule of Estimated future expected amortization expense of intangible assets

(in thousands)
2021	$4,755
2022	19,001
2023	18,929
2024	17,303
2025	15,146
2026	10,283
Thereafter	32,288
Total	$117,705

(in thousands)
2021	$17,860
2022	17,860
2023	17,825
2024	16,205
Thereafter	51,960
Total	$121,710